Shareholders Equity (Deficit) - USD ($)	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Accumulated	Total
Beginning Balance, Shares at Dec. 31, 2013		13,889,677
Beginning Balance, Amount at Dec. 31, 2013		$ 13,890	$ 985,960	$ (919,123)	$ 80,727
Accrued dividend on preferred stock				(4,358)	(4,358)
Conversion of dividend into common stock, Shares	156,293
Conversion of dividend into common stock, Amount	$ 156		4,202		4,358
Exercise of options, Shares	21,954,030
Exercise of options, Amount	$ 21,954		(21,882)		72
Intrinsic value from beneficial conversion feature			87,189		87,189
Common stock issued for cash, Shares	2,059,000	1,048,000
Common stock issued for cash, Amount	$ 2,059	$ 1,048	467,515		470,622
Common stock issued for services, Shares	850,000
Common stock issued for services, Amount	$ 850		84,150		85,000
Issuance of Common Stock, Shares	13,889,677	(13,889,677)
Issuance of Common Stock, Amount	$ 13,890	$ (13,890)			0
Option issued for services			201,818		201,818
Fair value of warrants issued for services			555,598		555,598
Imputed interest			8,316		8,316
Net Loss				(2,436,142)	(2,436,142)
Ending Balance, Shares at Dec. 31, 2014	38,909,000	1,048,000
Ending Balance, Amount at Dec. 31, 2014	$ 38,909	$ 1,048	2,372,867	(3,359,623)	(946,799)
Common stock issued, Shares	1,048,000	(1,048,000)
Common stock issued, Amount	$ 1,048	$ (1,048)
Common stock cancelled in consideration for warrants, Shares	(1,000,000)
Common stock cancelled in consideration for warrants, Amount	$ (1,000)		1,000
Common stock issued for cash, Shares	3,966,509	34,000
Common stock issued for cash, Amount	$ 3,967	$ 34	3,071,576		3,071,576
Common stock issued upon exercise of warrants for cash, Shares	2,426,341
Common stock issued upon exercise of warrants for cash, Amount	$ 2,426		534,660		537,086
Common shares issued upon cashless exercise of warrants, Shares	41,995
Common shares issued upon cashless exercise of warrants, Amount	$ 42		(42)
Common stock issued for services, Shares	948,120	540,000
Common stock issued for services, Amount	$ 948	$ 540	1,218,416		1,219,904
Stock based compensation related to stock options			1,273,393		1,273,393
Common stock to be issued from exercise of options, Shares		50,000
Common stock to be issued from exercise of options, Amount		$ 5,000			5,000
Fair value of warrants issued for services			229,365		229,365
Common stock issued upon conversion of debentures, Shares	600,000
Common stock issued upon conversion of debentures, Amount	$ 600		59,400		60,000
Reclassification of derivative liabilities to equity			3,336,109		3,336,109
Imputed interest					4,381
Net Loss				(8,472,898)	(8,472,898)
Ending Balance, Shares at Dec. 31, 2015	46,939,965	624,000
Ending Balance, Amount at Dec. 31, 2015	$ 46,940	$ 5,574	$ 12,096,744	$ (11,832,521)	$ 316,737